ACQUISITIONS	9 Months Ended
Sep. 30, 2017
ACQUISITIONS
ACQUISITIONS

NOTE 3— ACQUISITIONS

Business combinations

On September 15, 2017, the Company completed its acquisition (the “Resource Water Acquisition”) of Resource Water Transfer Services, L.P. and certain other affiliated assets (collectively, “Resource Water”). Resource Water provides water transfer services to exploration and production (“E&P”) operators in West Texas and East Texas. Resource Water’s assets include 24 miles of layflat hose as well as numerous pumps and ancillary equipment required to support water transfer operations. Resource Water has longstanding customer relationships across its operating regions which are viewed as strategic to the Company’s water solutions business.

The total consideration for the Resource Water Acquisition was $9.1 million, with $6.7 million paid in cash and $2.4 million paid in shares of Select Class A Common Stock valued at $15.17 per share, subject to customary post‑closing adjustments. The Company funded the cash portion of the consideration for the Resource Water Acquisition with $6.7 million of cash on hand. For the nine months ended September 30, 2017, the Company expensed less than $0.1 million of related transaction-related costs. The Resource Water Acquisition is being accounted for as a business combination under the acquisition method of accounting. The preliminary allocation of the consideration transferred is based on management’s estimates, judgments and assumptions. When determining the fair values of assets acquired and liabilities assumed, management made significant estimates, judgments, and assumptions. These estimates, judgments and assumptions are subject to change upon final valuation and should be treated as preliminary values. Working capital estimates are based on provisional amounts. Management estimated that total consideration paid exceeded the fair value of the net assets acquired by $1.8 million, which excess was recognized as goodwill. The goodwill recognized was attributable to Resource Water’s assembled workforce as well as synergies related to the Company’s comprehensive water solutions strategy. The goodwill was included in the assets of the Company’s Water Solutions segment. The following table summarizes the consideration transferred and the estimated fair value of identified assets acquired and liabilities assumed at the date of acquisition:

Preliminary purchase price allocation	Amount
Consideration transferred	(in thousand)
Cash paid	$6,692
Class A common stock issued	2,380
Total consideration transferred	9,072
Less: identified assets
Working capital	1,396
Fixed assets	3,485
Customer relationship intangible assets	1,912
Other intangible assets	466
Total identified assets	7,259
Goodwill	$1,813

On March 10, 2017, the Company completed its acquisition (the “GRR Acquisition”) of Gregory Rockhouse Ranch, Inc. and certain other affiliated entities and assets (collectively, the “GRR Entities”). The GRR Entities provide water and water‑related services to E&P companies in the Permian Basin and own and have rights to a vast array of fresh, brackish and effluent water sources with access to significant volumes of water annually and water transport infrastructure, including over 900 miles of temporary and permanent pipeline infrastructure and related storage facilities and pumps, all located in the northern Delaware Basin portion of the Permian Basin.

The total consideration for the GRR Acquisition was $56.8 million, with $51.3 million paid in cash and $5.5 million paid in shares of Select Class A Common Stock valued at $20.00 per share, subject to customary post‑closing adjustments. The Company funded the cash portion of the consideration for the GRR Acquisition with $17.3 million of cash on hand and $34.0 million of borrowings under the Company’s Credit Facility. For the nine months ended September 30, 2017, the Company expensed $1.0 million of transaction-related costs. The GRR Acquisition is being accounted for as a business combination under the acquisition method of accounting. When determining the fair values of assets acquired and liabilities assumed, management made significant estimates, judgments and assumptions. Management estimated that consideration paid exceeded the fair value of the net assets acquired. Therefore, goodwill of $11.0 million was recorded. The goodwill recognized is primarily attributable to synergies related to the Company’s comprehensive water solutions strategy that are expected to arise from the GRR Acquisition and is attributable to the Company’s Water Solutions segment. The assets acquired and liabilities assumed and the results of operations of the acquired business are included in the Company’s Water Solutions segment. The following table summarizes the consideration transferred and the estimated fair value of identified assets acquired and liabilities assumed at the date of acquisition:

Preliminary purchase price allocation	Amount
Consideration transferred	(in thousand)
Cash paid	$51,303
Class A common stock issued	5,500
Total consideration transferred	56,803
Less: identified assets
Working capital	6,000
Fixed assets	13,225
Customer relationship intangible assets	21,392
Other intangible assets	5,150
Total identified assets	45,767
Goodwill	$11,036

Resource Water Acquisition contributed revenue and net income of $0.2 million and less than $0.1 million, respectively, to the results of the Company from the date of acquisition through September 30, 2017. The GRR Acquisition contributed revenue and net income of $21.5 million and $1.9 million, respectively, to the consolidated results of the Company from the date of acquisition through September 30, 2017. The following unaudited consolidated pro forma information is presented as if the GRR Acquisition and Resource Water Acquisition had occurred on January 1, 2016:

	Pro Forma		Pro Forma
	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	(unaudited)		(unaudited)
	(in thousands)		(in thousands)
Revenue	$156,045	$82,824	$400,948	$237,644

Net income (loss)	$3,195	$(34,344)	$(17,951)	$(289,130)
Less: net (income) loss attributable to noncontrolling interests [1]	(1,706)	19,284	11,682	163,044
Net income (loss) attributable to Select Energy Services, Inc. [1]	$1,489	$(15,060)	$(6,269)	$(126,086)

[1] The allocation of net loss attributable to noncontrolling interests and Select Energy Services gives effect to the equity structure as of September 30, 2017 as though the 144A Offering, the IPO, the Resource Water Acquisition, the GRR Acquisition and other equity transactions occurred as of January 1, 2016. However, the calculation of pro forma net loss does not give effect to any other pro forma adjustments for the 144A Offering or the subsequent IPO.

The unaudited pro forma amounts above have been calculated after applying the Company’s accounting policies and adjusting the GRR Acquisition and Resource Water Acquisition results to reflect the increase to depreciation and amortization that would have been charged assuming the fair value adjustments to property, plant and equipment and intangible assets had been applied from January 1, 2016 and other related pro forma adjustments. The pro forma amounts do not include any potential synergies, cost savings or other expected benefits of the GRR Acquisition or Resource Water Acquisition, and are presented for illustrative purposes only and are not necessarily indicative of results that would have been achieved if the GRR Acquisition and Resource Water Acquisition had occurred as of January 1, 2016 or of future operating performance.

Asset acquisitions

On June 21, 2017 the Company completed the acquisition of fixed assets from Tex-Star Water Services, LLC (the “TEX Acquisition”) for $4.2 million in cash, funded entirely with cash on hand.

On May 30, 2017 the Company completed the acquisition of automated manifold intellectual property and related assets from Data Automated Water Systems, LLC (the “DAWS Acquisition”) for $4.0 million.  This acquisition was paid with $2.0 million of cash and 128,370 shares of Select Class A Common Stock valued at approximately $2.0 million. The DAWS Acquisition resulted in fixed assets of $1.8 million, patents of $1.9 million and software of $0.3 million.